FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
FINANCIAL ASSETS
FINANCIAL ASSETS

(US$ MILLIONS)	2017	2016
Current
Marketable securities (1)	$207	$335
Restricted cash	68	71
Derivative contracts	75	23
Loans and notes receivable	11	4
Total current	$361	$433
Non-current
Marketable securities (1)	$1	$—
Restricted cash	11	—
Derivative contracts	7	9
Loans and notes receivable	150	6
Other financial assets (2)	254	91
Total non-current	$423	$106
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(1)	During the year ended December 31, 2017 the partnership recognized $49 million (2016: $57 million), of net gains on disposition of marketable securities.

(2)	Other financial assets includes secured debentures to homebuilding companies in our business services segment.
As part of the investment in Teekay Offshore, the partnership acquired a promissory note bearing interest at 10% per annum. On initial recognition, the purchase price of $69 million differed from the fair value of $88 million, resulting in a deferred gain of $19 million. The deferred gain will be recognized in the consolidated statements of operating results from acquisition to maturity of the promissory note based on the effective interest rate method.